Financial instruments - Summary of Material Differences Between the Fair Value and Carrying Amount (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure in tabular form of carrying amount and financial amount of certain borrowings [line items]
Carrying Amount	$ 965,872	$ 862,544
Fair Value	975,253	944,102
Senior Bonds
Disclosure in tabular form of carrying amount and financial amount of certain borrowings [line items]
Carrying Amount	550,429	549,411
Fair Value	553,674	559,867
Aztiq Convertible Bond
Disclosure in tabular form of carrying amount and financial amount of certain borrowings [line items]
Carrying Amount	95,437	80,663
Fair Value	97,719	84,756
2022 Convertible Bonds
Disclosure in tabular form of carrying amount and financial amount of certain borrowings [line items]
Carrying Amount	236,677	155,914
Fair Value	240,449	217,419
Alvogen Facility
Disclosure in tabular form of carrying amount and financial amount of certain borrowings [line items]
Carrying Amount	83,329	76,556
Fair Value	$ 83,411	$ 82,060